SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

The following table includes supplemental cash flow information, including noncash investing and financing activity for the years ended December 31, 2019 and 2018:

	2019	2018
Cash paid for interest	$4,888,070	$1,226,292

Convertible notes payable issued in acquisition	$2,293,933	$—

Issuance of shares for acquisition	$—	$6,652,512

The following table provides a reconciliation of cash and restricted cash reported within the accompanying consolidated balance sheets that sum to the total of the same amounts shown in the accompanying consolidated statements of cash flows as of December 31:

	December 31,
	2019	2018
Cash and cash equivalents	$49,660	$9,134,902
Restricted cash (1)	6,676,622	6,650,000
Total cash, cash equivalents, and restricted cash	$6,726,282	$15,784,902

(1)	Amounts included in restricted cash represent the deposits required under the Company's short-term revolving facilities.